Cover	Sep. 02, 2022
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	Comera Life Sciences Holdings, Inc.
Entity Central Index Key	0001907685
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Period End Date	Sep. 02, 2022
Entity Incorporation, State or Country Code	DE
Entity File Number	1-41403
Entity Tax Identification Number	87-4706968
Entity Address, Address Line One	12 Gill Street
Entity Address, Address Line Two	Suite 4650
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	617
Local Phone Number	871-2101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	CMRA
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants
Trading Symbol	CMRAW
Security Exchange Name	NASDAQ